Financial Instruments - Categories of Financial Instruments (Detail) - TWD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Held-to-maturity financial assets	$ 0	$ 2,140
Loans and receivables (Note a)	68,983	70,040
Available-for-sale financial assets	5,751	4,764
Financial liabilities
Measured at FVTPL Held for trading	1	1
Measured at amortized cost (Note b)	39,725	40,553
Cash flow hedges [Member]
Financial liabilities
Hedging derivative financial liabilities	$ 1	$ 1